Financial Risk Management - Book Values of Financial Liabilities Based on Remaining Maturities (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	¥ 28,810	¥ 21,532
Short-term borrowings	22,224	21,925
Deposits received	5,730	2,572
Office security deposits received under sublease agreement	23
Put option liabilities	486
Total	57,273	46,029
Trade and other payables, Contractual cash outflows	28,810	21,532
Short-term borrowings, Contractual cash outflows	22,341	21,937
Deposits received, Contractual cash outflows	5,730	2,572
Office security deposits received under sublease agreement, Contractual cash outflows	23
Put option liabilities, Contractual cash outflows	486
Total, Contractual cash outflows	57,390	46,041
Lines of credit available	22,712	24,380
Lines of credit used	22,000	21,667
Remaining lines of credit available	712	2,713
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables, Contractual cash outflows	28,810	21,532
Short-term borrowings, Contractual cash outflows	22,341	21,937
Deposits received, Contractual cash outflows	5,730	2,572
Total, Contractual cash outflows	56,881	¥ 46,041
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Office security deposits received under sublease agreement, Contractual cash outflows	23
Put option liabilities, Contractual cash outflows	486
Total, Contractual cash outflows	¥ 509